Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Loss (millions)	Stock Price (90-Day VWAP)
					Total Shareholder Return	Peer Group Total Shareholder Return
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
2022	$93,915,469	$28,958,401	$6,784,751	$(10,947,549)	$21.54	$95.27	$(445.9)	$7.62
2021	1	1	18,190,495	2,505,975	75.15	121.64	(238.0)	17.59
2020	330,841	330,841	1,723,691	43,387,280	147.95	106.82	(369.1)	33.12

Company Selected Measure Name	Stock Price, measured based on the 90 Day VWAP
Peer Group Issuers, Footnote [Text Block]	Peer Group Total Shareholder Return: Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Russell 2000 Index
PEO Total Compensation Amount	$ 93,915,469	$ 1	$ 330,841
PEO Actually Paid Compensation Amount	$ 28,958,401	1	330,841
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid to PEO: The dollar amounts reported in column (2) represent the amount of “compensation actually paid” to Mr. Russell, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Russell during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Russell’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
2022	$93,915,469	$(93,915,468)	$28,958,400	$28,958,401
2021	1	—	—	1
2020	330,841	—	—	330,841

a.The grant date fair value of equity awards represents the total of any amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i) the year-end fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Equity Awards	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$28,958,400	$—	$—	$—	$—	$—	$28,958,400
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—

Non-PEO NEO Average Total Compensation Amount	$ 6,784,751	18,190,495	1,723,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ (10,947,549)	2,505,975	43,387,280
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average Compensation Actually Paid to Non-PEO NEOs: The dollar amounts reported in column (4) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Russell), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Russell) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Russell) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2022	$6,784,751	$(6,384,751)	$(11,347,549)	$(10,947,549)
2021	18,190,495	(17,815,692)	2,131,172	2,505,975
2020	1,723,691	(1,377,348)	43,040,937	43,387,280

a.The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i) Average Year End Fair Value of Equity Awards	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$2,380,167	$(11,542,105)	$1,130,500	$(3,316,111)	$—	$—	$(11,347,549)
2021	15,641,925	(10,558,034)	17,434,923	(6,042,370)	(14,345,272)	—	2,131,172
2020	43,040,937	—	—	—	—	—	43,040,937

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

The following table demonstrates the relationship of the amount of compensation actually paid to Mr. Russell and the average amount of compensation actually paid to the named executive officers as a group (excluding Mr. Russell) with the company’s cumulative TSR over the three years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net LossThe following table demonstrates the relationship of the amount of compensation actually paid to Mr. Russell and the average amount of compensation actually paid to the named executive officers as a group (excluding Mr. Russell) with the company’s net losses over the three years presented in the table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Stock Price

The following table demonstrates the relationship of the amount of compensation actually paid to Mr. Russell and the average amount of compensation actually paid to the named executive officers as a group (excluding Mr. Russell) with the company’s Stock Price over the three years presented in the table.

As discussed in the “Compensation Discussion and Analysis,” Mr. Russell’s sole compensation for 2022 consisted of performance-based restricted stock units that are eligible to vest, if at all, only upon the achievement of aggressive Stock Price milestones (requiring a nearly eight times increase in Stock Price), among other conditions. Mr. Russell’s compensation has consisted primarily of base salary in amounts far below industry practices since 2015, with no equity-based awards or annual cash bonuses issued or paid during the seven-year period preceding this PRSU grant. In 2022, our other named executive officers, Messrs. Fennimore and Prescott, were also granted PRSUs subject to the same vesting conditions as those granted to Mr. Russell. As of December 31, 2022, none of these PRSUs held by our named executive officers had vested. The amount of “compensation actually paid” to each named executive officer, as set forth in the table, was computed in accordance with Item 402(v) of Regulation S-K and does not represent the actual economic value that has been, or may ultimately be, realized by each named executive officer with respect to the PRSUs.

The compensation committee believes in the importance of long-term incentives tied to market performance milestones. In 2022, approximately 90% of the compensation paid to our named executive officers was issued in the form of stock awards, a substantial portion of which will vest (if at all) only upon the achievement of Stock Price milestones as noted above, ensuring that management is highly committed to enhancing profitability and stockholder value over the long-term. Given the importance of Stock Price to our executive compensation program, the company has determined that Stock Price is the financial performance measure that, in the company’s assessment, represents the most important performance measure used by the company to link compensation actually paid to the named executive officers, for the most recently completed fiscal year, to company performance.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following table compares the company’s cumulative TSR with the cumulative TSR of the companies comprising the Russell 2000 Index peer group over the three-year period presented in the table.

Total Shareholder Return Amount	$ 21.54	75.15	147.95
Peer Group Total Shareholder Return Amount	95.27	121.64	106.82
Net Income (Loss)	$ (445,900,000)	$ (238,000,000.0)	$ (369,100,000)
Company Selected Measure Amount | $ / shares	7.62	17.59	33.12
PEO Name	Mr. Russell
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the company. For further information concerning the company’s variable pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to “Compensation Discussion and Analysis.”Summary Compensation Table Total for PEO: The dollar amounts reported in column (1) are the amounts of total compensation reported for Mr. Russell (our Founder, President and Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Average Summary Compensation Table Total for Non-PEO NEOs: The dollar amounts reported in column (3) represent the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Russell, who has served as our Chief Executive Officer since founding the company in 2012) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Russell) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Thomas J. Fennimore and Alan Prescott; (ii) for 2021, Thomas J. Fennimore, Alan Prescott, M. Scott Faris, and Jason Eichenholz; and (iii) for 2020, Thomas J. Fennimore and M. Scott Faris.Total Shareholder Return: Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period. The measurement period commences on December 3, 2020, the date our common stock commenced trading on the Nasdaq Global Select Market, and ends on December 31, 2022. Net Loss: The dollar amounts reported represent the amount of net loss reflected in the company’s audited financial statements for the applicable year.As described in greater detail in “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the company uses for both our incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s named executive officers, for the most recently completed fiscal year, to the company’s performance are as follows:As described in more detail in the section “Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes various performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus Performance table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price (90 Day VWAP)
Non-GAAP Measure Description [Text Block]	Stock Price: Stock Price is based on the volume-weighted average price per share for the preceding 90 consecutive trading days (the “90 Day VWAP”). In 2022, we used Stock Price to set goals with respect to the vesting of PRSUs that were granted to our named executive officers. The company has determined that Stock Price, measured based on the 90 Day VWAP, is the financial performance measure that, in the company’s assessment, represents the most important performance measure used by the company to link compensation actually paid to the company’s named executive officers, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Start of Production (SOP)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (93,915,468)	$ 0	$ 0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,958,400	0	0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	28,958,400	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,384,751)	(17,815,692)	(1,377,348)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,347,549)	2,131,172	43,040,937
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,380,167	15,641,925	43,040,937
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(11,542,105)	(10,558,034)	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,130,500	17,434,923	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(3,316,111)	(6,042,370)	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	(14,345,272)	0
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ 0	$ 0